Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Executive Compensation Committee’s policy to grant ordinary course annual equity awards on the day of the Committee’s regularly scheduled meeting held in February of each year, which is scheduled more than a year in advance. At the Committee meeting, the Committee approves each NEO’s equity award, including any portion of each NEO’s annual equity award that will be granted as stock options.

The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based upon grant dates of equity. The Committee also does not take MNPI into account when determining the timing and terms of annual equity award grants.

Award Timing Method
It is the Executive Compensation Committee’s policy to grant ordinary course annual equity awards on the day of the Committee’s regularly scheduled meeting held in February of each year, which is scheduled more than a year in advance. At the Committee meeting, the Committee approves each NEO’s equity award, including any portion of each NEO’s annual equity award that will be granted as stock options.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based upon grant dates of equity. The Committee also does not take MNPI into account when determining the timing and terms of annual equity award grants.

MNPI Disclosure Timed for Compensation Value	false